Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Current
Federal
State
Current income tax expense (benefit)						50
Deferred
Federal
State
Deferred income tax expense (benefit)
Total income tax provision (benefit)